Expense Example, No Redemption {- Fidelity Asset Manager 70%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 70%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 70%: Class A
Expense Example, No Redemption:
1 Year	$ 672
3 Years	878
5 Years	1,101
10 Years	1,740
Fidelity Advisor Asset Manager 70%: Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,808
Fidelity Advisor Asset Manager 70%: Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	2,073
Fidelity Advisor Asset Manager 70%: Class I
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor Asset Manager 70%: Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786